UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21370

   OPPENHEIMER INTERNATIONAL LARGE-CAP CORE TRUST, CONSISTING OF OPPENHEIMER
                       INTERNATIONAL LARGE-CAP CORE FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: APRIL 30

                   Date of reporting period: JANUARY 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer International Large-Cap Core Fund

STATEMENT OF INVESTMENTS  January 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                      SHARES                 VALUE
--------------------------------------------------------------------------------------------------
COMMON STOCKS--99.3%
--------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--11.3%
--------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.6%
Denso Corp.                                                              330         $      11,618
--------------------------------------------------------------------------------------------------
AUTOMOBILES--3.3%
Bayerische Motoren Werke AG                                              220                 9,956
--------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                     1,140                59,087
                                                                                     -------------
                                                                                            69,043
--------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--3.2%
Daito Trust Construction Co. Ltd.                                        250                11,722
--------------------------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics NV                             1,000                33,757
--------------------------------------------------------------------------------------------------
Sony Corp.                                                               420                20,540
                                                                                     -------------
                                                                                            66,019
--------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.4%
GUS plc                                                                  490                 9,005
--------------------------------------------------------------------------------------------------
MEDIA--2.3%
British Sky Broadcasting Group plc                                       970                 8,387
--------------------------------------------------------------------------------------------------
Grupo Televisa SA, Sponsored GDR                                         150                12,533
--------------------------------------------------------------------------------------------------
Singapore Press Holdings Ltd.                                          1,572                 4,167
--------------------------------------------------------------------------------------------------
Vivendi Universal SA                                                     400                12,531
--------------------------------------------------------------------------------------------------
WPP Group plc, Sponsored ADR                                             180                10,003
                                                                                     -------------
                                                                                            47,621
--------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.5%
Adidas-Salomon AG                                                         40                 8,399
--------------------------------------------------------------------------------------------------
Burberry Group plc                                                       173                 1,326
--------------------------------------------------------------------------------------------------
LVMH Moet Hennessey Louis Vuitton                                        250                22,556
                                                                                     -------------
                                                                                            32,281
--------------------------------------------------------------------------------------------------
CONSUMER STAPLES--9.5%
--------------------------------------------------------------------------------------------------
BEVERAGES--2.4%
Asahi Breweries Ltd.                                                     550                 6,902
--------------------------------------------------------------------------------------------------
Diageo plc                                                             1,940                28,870
--------------------------------------------------------------------------------------------------
InBev NV                                                                 300                14,133
                                                                                     -------------
                                                                                            49,905
--------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.0%
Seven & I Holdings Co. Ltd. 1                                            330                13,953
--------------------------------------------------------------------------------------------------
Tesco plc                                                              4,990                28,230
                                                                                     -------------
                                                                                            42,183
--------------------------------------------------------------------------------------------------
FOOD PRODUCTS--3.3%
Cadbury Schweppes plc                                                  1,940                19,051
--------------------------------------------------------------------------------------------------
Nestle SA                                                                140                41,065
--------------------------------------------------------------------------------------------------
Nissin Food Products Co. Ltd.                                            330                 9,452
                                                                                     -------------
                                                                                            69,568
--------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.8%
Kao Corp.                                                                550                15,848
--------------------------------------------------------------------------------------------------
TOBACCO--1.0%
Imperial Tobacco Group plc                                               710                21,119
--------------------------------------------------------------------------------------------------
ENERGY--10.6%
--------------------------------------------------------------------------------------------------
OIL & GAS--10.6%
BP plc                                                                 5,270                63,378


1                   |              Oppenheimer International Large-Cap Core Fund

Oppenheimer International Large-Cap Core Fund

STATEMENT OF INVESTMENTS  January 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                      SHARES                 VALUE
--------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
Eni SpA                                                                2,020         $      61,277
--------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR                                              240                22,680
--------------------------------------------------------------------------------------------------
Repsol YPF SA                                                            410                11,115
--------------------------------------------------------------------------------------------------
Royal Dutch Shell plc, B Shares                                          300                10,759
--------------------------------------------------------------------------------------------------
Total SA, B Shares                                                       190                52,456
                                                                                     -------------
                                                                                           221,665
--------------------------------------------------------------------------------------------------
FINANCIALS--25.5%
--------------------------------------------------------------------------------------------------
CAPITAL MARKETS--3.5%
Deutsche Bank AG                                                         230                24,693
--------------------------------------------------------------------------------------------------
UBS AG                                                                   450                48,926
                                                                                     -------------
                                                                                            73,619
--------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--13.0%
Bank of Ireland                                                          890                15,271
--------------------------------------------------------------------------------------------------
Barclays plc                                                           1,940                20,742
--------------------------------------------------------------------------------------------------
DBS Group Holdings Ltd.                                                  690                 6,999
--------------------------------------------------------------------------------------------------
HBOS plc                                                                 870                15,299
--------------------------------------------------------------------------------------------------
HSBC Holdings plc                                                      2,270                37,718
--------------------------------------------------------------------------------------------------
Lloyds TSB Group plc                                                   1,660                15,105
--------------------------------------------------------------------------------------------------
Mitsubishi UFJ Financial Group, Inc.                                       4                57,628
--------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                                   670                20,740
--------------------------------------------------------------------------------------------------
Societe Generale, Cl. A                                                  230                30,380
--------------------------------------------------------------------------------------------------
UniCredito Italiano SpA                                                3,790                27,057
--------------------------------------------------------------------------------------------------
Westpac Banking Corp. Ltd.                                             1,340                23,644
                                                                                     -------------
                                                                                           270,583
--------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.5%
Credit Saison Co. Ltd.                                                   390                17,488
--------------------------------------------------------------------------------------------------
Deutsche Boerse AG                                                       140                17,749
--------------------------------------------------------------------------------------------------
ING Groep NV                                                           1,020                36,403
--------------------------------------------------------------------------------------------------
Nomura Securities Co. Ltd.                                             1,110                21,669
                                                                                     -------------
                                                                                            93,309
--------------------------------------------------------------------------------------------------
INSURANCE--3.3%
Allianz AG                                                               140                22,536
--------------------------------------------------------------------------------------------------
Aviva plc                                                              1,830                23,457
--------------------------------------------------------------------------------------------------
Axa SA                                                                   660                22,376
                                                                                     -------------
                                                                                            68,369
--------------------------------------------------------------------------------------------------
REAL ESTATE--1.2%
Mitsui Fudosan Co. Ltd.                                                  830                17,424
--------------------------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd.                                             740                 7,664
                                                                                     -------------
                                                                                            25,088
--------------------------------------------------------------------------------------------------
HEALTH CARE--10.1%
--------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.5%
Smith & Nephew plc                                                     1,110                11,019
--------------------------------------------------------------------------------------------------
PHARMACEUTICALS--9.6%
Eisai Co. Ltd.                                                           470                20,073
--------------------------------------------------------------------------------------------------
GlaxoSmithKline plc                                                    1,110                28,396
--------------------------------------------------------------------------------------------------
Novartis AG                                                              590                32,539
--------------------------------------------------------------------------------------------------
Roche Holdings AG                                                        270                42,661


2                   |              Oppenheimer International Large-Cap Core Fund

Oppenheimer International Large-Cap Core Fund

STATEMENT OF INVESTMENTS  January 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                      SHARES                 VALUE
--------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------------------------
PHARMACEUTICALS CONTINUED
Sanofi-Aventis SA                                                        341         $      31,264
--------------------------------------------------------------------------------------------------
Schering AG                                                              170                11,618
--------------------------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                                           580                32,831
                                                                                     -------------
                                                                                           199,382
--------------------------------------------------------------------------------------------------
INDUSTRIALS--8.4%
--------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.9%
BAE Systems plc                                                        2,370                17,582
--------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.6%
TNT NV                                                                   380                12,477
--------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.3%
Brambles Industries Ltd.                                               2,360                17,751
--------------------------------------------------------------------------------------------------
DAI Nippon Printing Co. Ltd.                                             550                 9,916
                                                                                     -------------
                                                                                            27,667
--------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.9%
Sumitomo Electric Industries, Inc.                                     1,160                19,234
--------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.3%
Siemens AG                                                               420                38,359
--------------------------------------------------------------------------------------------------
Smiths Group plc                                                         550                 9,706
                                                                                     -------------
                                                                                            48,065
--------------------------------------------------------------------------------------------------
MACHINERY--0.8%
Atlas Copco AB, A Shares                                                 720                16,924
--------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.2%
Mitsui & Co. Ltd.                                                      1,660                23,873
--------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.4%
BAA plc                                                                  830                 9,229
--------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--4.7%
--------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.0%
Telefonaktiebolaget LM Ericsson, B Shares                              6,090                21,973
--------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.1%
Keyence Corp.                                                             60                16,432
--------------------------------------------------------------------------------------------------
Kyocera Corp., Sponsored ADR                                             220                19,448
--------------------------------------------------------------------------------------------------
TDK Corp.                                                                110                 7,961
                                                                                     -------------
                                                                                            43,841
--------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.6%
Canon, Inc.                                                              550                33,196
--------------------------------------------------------------------------------------------------
MATERIALS--8.5%
--------------------------------------------------------------------------------------------------
CHEMICALS--2.7%
BASF AG                                                                  250                19,667
--------------------------------------------------------------------------------------------------
BOC Group plc                                                            550                14,501
--------------------------------------------------------------------------------------------------
Shin-Etsu Chemical Co.                                                   390                22,274
                                                                                     -------------
                                                                                            56,442
--------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--2.4%
Cemex SA de CV, Sponsored ADR                                            250                16,495
--------------------------------------------------------------------------------------------------
CRH plc                                                                  410                12,704
--------------------------------------------------------------------------------------------------
Lafarge SA, Sponsored ADR                                                810                21,287
                                                                                     -------------
                                                                                            50,486


3                   |              Oppenheimer International Large-Cap Core Fund

Oppenheimer International Large-Cap Core Fund

STATEMENT OF INVESTMENTS  January 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                         SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------------------------
METALS & MINING--3.4%
Broken Hill Proprietary Co. Ltd.                                                          2,810      $     55,403
-----------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                                             300            15,381
                                                                                                     ------------
                                                                                                           70,784
-----------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--6.4%
-----------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.0%
Deutsche Telekom AG, Sponsored ADR                                                          530             8,401
-----------------------------------------------------------------------------------------------------------------
France Telecom SA                                                                           690            15,696
-----------------------------------------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.                                                         1,340             5,207
-----------------------------------------------------------------------------------------------------------------
Telecom Italia SpA                                                                        5,510            15,483
-----------------------------------------------------------------------------------------------------------------
Telefonica SA                                                                             1,881            28,708
-----------------------------------------------------------------------------------------------------------------
Telstra Corp. Ltd., ADR                                                                     590             9,051
                                                                                                     ------------
                                                                                                           82,546
-----------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.4%
China Mobile Hong Kong Ltd., ADR                                                            520            12,792
-----------------------------------------------------------------------------------------------------------------
KDDI Corp.                                                                                    1             5,285
-----------------------------------------------------------------------------------------------------------------
Vodafone Group plc                                                                       15,640            32,832
                                                                                                     ------------
                                                                                                           50,909
-----------------------------------------------------------------------------------------------------------------
UTILITIES--4.3%
-----------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.9%
CLP Holdings Ltd.                                                                         1,390             7,929
-----------------------------------------------------------------------------------------------------------------
E.ON AG                                                                                     290            32,456
-----------------------------------------------------------------------------------------------------------------
ScottishPower plc                                                                         1,970            20,082
                                                                                                     ------------
                                                                                                           60,467
-----------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.8%
Tokyo Gas Co. Ltd.                                                                        3,600            16,726
-----------------------------------------------------------------------------------------------------------------
WATER UTILITIES--0.6%
Sociedad General de Aguas de Barcelona SA, Cl. A                                            490            12,031
                                                                                                     ------------
Total Common Stocks (Cost $1,342,615)                                                                   2,071,696

                                                                                     PRINCIPAL
                                                                                        AMOUNT
-----------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.3%
-----------------------------------------------------------------------------------------------------------------
Undivided interest of 0.001% in joint repurchase agreement (Principal
Amount/Value $781,426,000, with a maturity value of $781,521,291) with
UBS Warburg LLC, 4.39%, dated 1/31/06, to be repurchased at $5,001 on 2/1/06, collateralized by Federal Home Loan Mortgage Corp., 5%, 12/1/35,
with a value of $799,056,396 (Cost $5,000)                                         $      5,000             5,000
-----------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $1,347,615)                                              99.6%        2,076,696
-----------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                             0.4             9,177
                                                                                   ------------------------------
Net Assets                                                                                100.0%     $  2,085,873
                                                                                   ==============================

Footnote to Statement of Investments

1. Non-income producing security.


4                   |              Oppenheimer International Large-Cap Core Fund

Oppenheimer International Large-Cap Core Fund

STATEMENT OF INVESTMENTS  January 31, 2006/Unaudited
--------------------------------------------------------------------------------

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

GEOGRAPHIC HOLDINGS                                        VALUE        PERCENT
-------------------------------------------------------------------------------
Japan                                               $    490,580          23.6%
United Kingdom                                           476,536          23.0
France                                                   208,546          10.0
Germany                                                  193,834           9.3
Switzerland                                              165,191           8.0
Australia                                                105,849           5.1
Italy                                                    103,817           5.0
The Netherlands                                           82,637           4.0
Spain                                                     51,854           2.5
Sweden                                                    38,897           1.9
Brazil                                                    38,061           1.8
Mexico                                                    29,028           1.4
Ireland                                                   27,975           1.3
Hong Kong                                                 15,593           0.8
Belgium                                                   14,133           0.7
China                                                     12,792           0.6
Singapore                                                 11,166           0.5
New Zealand                                                5,207           0.3
United States                                              5,000           0.2
                                                    ---------------------------
Total                                               $  2,076,696         100.0%
                                                    ===========================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $1,347,615
                                                      ===========

Gross unrealized appreciation                         $  742,187
Gross unrealized depreciation                            (13,106)
                                                      -----------
Net unrealized appreciation                           $  729,081
                                                      ===========

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a


5                   |              Oppenheimer International Large-Cap Core Fund

Oppenheimer International Large-Cap Core Fund

STATEMENT OF INVESTMENTS January 31, 2006/Unaudited
--------------------------------------------------------------------------------

remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


6                   |              Oppenheimer International Large-Cap Core Fund



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Large-Cap Core Trust, consisting of Oppenheimer International Large-Cap Core Fund


By:   /S/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: March 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: March 15, 2006


By:   /S/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: March 15, 2006